Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	LAUREATE EDUCATION, INC.
Entity Central Index Key	0000912766
Entity Emerging Growth	false